Annual Operating Expenses {- Fidelity Advisor Freedom® 2035 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® 2035 Fund - Class Z6	Jul. 15, 2022
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.48%	[1]

[1]	(a)Adjusted to reflect current fees.
[2]	(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.